PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Depreciation and amortization	$ 136,298	$ 70,763	$ 304,456	$ 280,725
Leasehold Improvements [Member]
Depreciation and amortization	$ 22,962